CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,151.7	$ 1,241.7
Cost of sales	1,149.0	991.4
Gross profit	2.7	250.3
General and administrative expenses	(42.0)	(46.8)
Exploration expenses	(38.1)	(27.9)
Impairment (charge) reversal	(205.1)	45.8
Other expenses	(92.0)	(76.0)
Earnings (loss) from operations	(374.5)	145.4
Share of net loss from investment in associate, net of income taxes	(0.6)	(1.6)
Finance costs	(5.2)	(23.3)
Foreign exchange gain (loss)	(6.0)	2.2
Interest income, derivatives and other investment gains (losses)	66.7	(23.9)
Earnings (loss) before income taxes	(319.6)	98.8
Income tax (expense) recovery	64.5	(44.1)
Net earnings (loss) from continuing operations	(255.1)	54.7
Net earnings from discontinued operations	0.0	4.1
Net earnings (loss)	(255.1)	58.8
Net earnings (loss) from continuing operations attributable to
Equity holders	(254.4)	38.5
Non-controlling interests	(0.7)	16.2
Net earnings (loss) attributable to
Equity holders	(254.4)	42.6
Non-controlling interests	(0.7)	16.2
Net earnings (loss)	$ (255.1)	$ 58.8
Weighted average number of common shares outstanding (in millions)
Basic (in shares)	476.5	472.6
Diluted (in shares)	476.5	478.0
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ (0.53)	$ 0.08
Diluted earnings (loss) per share from continuing operations (in dollars per share)	(0.53)	0.08
Basic earnings (loss) per share from discontinued operations (in dollars per share)	0	0.01
Diluted earnings (loss) per share from discontinued operations (in dollars per share)	0	0.01
Basic earnings (loss) per share (in dollars per share)	(0.53)	0.09
Diluted earnings (loss) per share (in dollars per share)	$ (0.53)	$ 0.09
Associates
Condensed Income Statements, Captions [Line Items]
Share of net loss from investment in associate, net of income taxes	$ (0.6)	$ (1.6)